Fair Value Measurements (Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3)) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($)
	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance at January 1	$ (22,168,000)	$ 0
Addition in connection with business acquisition in 2014		(20,951,000)
Increase in fair value		(1,217,000)
Addition in connection with investments in available-for-sale	7,471,000
Settlements	20,000,000
Balance at December 31	$ 5,303,000	$ (22,168,000)
Assets measured at fair value on a recurring basis using significant unobservable inputs (level 3)			$ 0
Liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)			$ 0
Contingent consideration, part one [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	13.00%
Contingent consideration, part two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Discount rate	14.00%